Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2020 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2020" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2016 and 2025, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 56 of the Prospectus and in the "Alternative Sales Arrangements" section on page 106 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange-traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 45% (within a range of 35% to 55%) of its assets in Underlying Fixed-Income Funds and approximately 55% (within a range of 45% to 65%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 12% (within a range of 2% to 22%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 30% equities (within a range of 20% to 40%) and 70% fixed income (within a range of 60% to 80%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

Certain Underlying Funds may be identified as spanning several asset classes for purposes of determining the Fund's overall allocation to US equities, international equities, and fixed-income asset classes based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Equity and Fixed-Income Funds may engage in strategies involving non-traditional asset classes (e.g., derivatives), non-traditional investment strategies (e.g., non-correlated returns) or illiquid assets.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income asset classes, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2015, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020. The Fund's target allocation will continue to change as it passes its target retirement date of 2020, until it reaches its final allocation. The Fund will become more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets. For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility than short-term debt securities because long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Interest rates in the United States are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for an Underlying Fund to sell its bond holdings at a time when the manager or subadvisor might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of an Underlying Fund's bond holdings.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Small-Cap and Mid-Cap Stock Risk: Stocks of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Funds that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Principal Risks of the Fund

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the Fund's portfolio managers may also serve as portfolio managers to one or more Underlying Funds and may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Fund, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund's Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2020 Composite Index as an additional benchmark. The Retirement 2020 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund's current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until August 21, 2014. Therefore, performance figures for Class R1 shares include the historical performance of Class I shares through August 20, 2014. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for these newer share classes is adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for these newer share classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2014)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	13.04%
Worst Quarter
4Q/08	-14.46%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.57%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.39%)
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.25%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Retirement 2020 Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2020 Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	9.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.86%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	651
3 Years	rr_ExpenseExampleYear03	896
5 Years	rr_ExpenseExampleYear05	1,160
10 Years	rr_ExpenseExampleYear10	1,912
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	7.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.11%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,088
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	7.86%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.02%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	506
10 Years	rr_ExpenseExampleYear10	1,142
Annual Return 2008	rr_AnnualReturn2008	(28.08%)
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	12.37%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	13.18%
Annual Return 2013	rr_AnnualReturn2013	16.85%
Annual Return 2014	rr_AnnualReturn2014	6.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	9.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.15%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	8.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.10%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	7.26%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.84%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.93%
5 Years	rr_AverageAnnualReturnYear05	9.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.04%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	1,544
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.80%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.40%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	826
10 Years	rr_ExpenseExampleYear10	1,823
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	8.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.51%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 0.375%; Investor Class, 0.475%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.